Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of Segment Information	The following table presents the segment information for the six months ended June 30, 2023 and 2022, respectively:
	For the Six Months Ended June 30, 2023
	China	United States	Total
Revenue	$7,011,172	$1,800,115	$8,811,287
Cost of revenue	3,461,864	1,016,852	4,478,716
Gross profit	$3,549,308	$783,263	$4,332,571
Net income (loss)	$1,271,801	$(987,041)	$284,760
Interest income (expense), net	$(7,522)	$21,529	$14,007
Provision for income tax	$2,880	$-	$2,880
Depreciation and amortization	$219,282	$183,502	$402,784
Capital expenditures	$96,835	$1,255,187	$1,352,022
	For the Six Months Ended June 30, 2022
	China	United States	Total
Revenue	$6,711,509	$1,832,294	$8,543,803
Cost of revenue	3,394,314	1,002,401	4,396,715
Gross profit	$3,317,195	$829,893	$4,147,088
Net income (loss)	$1,058,046	$(837,253)	$220,793
Interest expense	(37,186)	-	(37,186)
Provision for income tax	3,698	-	3,698
Depreciation and amortization	$178,046	$173,349	$351,395
Capital expenditures	$448,386	$118,053	$566,439

Schedule of total Assets and Liabilities
	June 30, 2023	December 31, 2022
Total assets:
China	$10,483,886	$11,704,732
United States	26,069,880	15,624,454
Total assets	$36,553,766	$27,329,186

Total liabilities:
China	$12,382,470	$12,102,414
United States	12,044,506	14,049,723
Total liabilities	$24,426,976	$26,152,137